Annual Operating Expenses {- Fidelity Freedom Blend Income Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend Income Fund - Premier Class	Apr. 02, 2021
Operating Expenses:
Management fee	0.24%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.24%	[1]

[1]	(a)Based on estimated amounts for the current fiscal year.